Schedule II - Valuation And Qualifying Accounts (Details) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning balance	$ 4,576	$ 5,835	$ 5,835
Deductions	(120)	(1,259)
Ending balance	$ 4,456	$ 4,576	$ 5,835